ADVANCE TO SUPPLIERS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SCHEDULE OF ADVANCE TO SUPPLIERS [Table Text Block]
	June 30, 2012	December 31, 2011
	(Unaudited)
Advance to suppliers	$74,340,164	$27,183,336

	As of December 31,
	2011	2010
Advance to suppliers	$27,183,336	$36,690,325